Acquisitions and Divestitures (Summary of Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 27, 2014
Business Acquisition [Line Items]
Goodwill	$ 416,833	$ 541,704	$ 534,916
HMA [Member]
Business Acquisition [Line Items]
Current assets				$ 31,888
Property and equipment				65,090
Goodwill				65,066
Other long-term assets				10,587
Liabilities				(35,116)
Noncontrolling interests				(1,906)
Total consideration paid or allocated from CHS				$ 135,609
All Other Acquisitions [Member]
Business Acquisition [Line Items]
Current assets		422	79
Current assets	(343)
Property and equipment	851	3,190	786
Goodwill	129	6,788	5,451
Other long-term assets		564	69
Liabilities		(1,229)
Liabilities	16
Noncontrolling interests		(1,716)
Noncontrolling interests	132
Total consideration paid or allocated from CHS	$ 785	$ 8,019	$ 6,385